7 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Contracts, Policy [Policy Text Block]
7 -	Deposits
Deposits as of December 31, 2011 and 2010 consist of an advance royalty payment of $200,000 made under the Company’s Product Development, Manufacturing and Supply agreement. See Note 13.